Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding - $ / shares	1 Months Ended		12 Months Ended
	Oct. 20, 2022	Jun. 30, 2022	Dec. 31, 2021
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Outstanding Shares Option			2,538,385
Outstanding shares option, Weighted average remaining contractual term		5 years
Exercisable Share options			12,708
Exercisable, Weighted average remaining contractual term	5 years
Exercise Price Range One [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share)			$ 0.0009
Outstanding Shares Option			4,314
Outstanding shares option, Weighted average remaining contractual term			1 month 6 days
Exercisable Share options			4,314
Exercisable, Weighted average remaining contractual term			1 month 6 days
Exercise Price Range Two [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share)			$ 21.78
Outstanding Shares Option			7,356
Outstanding shares option, Weighted average remaining contractual term			1 year 2 months 12 days
Exercisable Share options			6,893
Exercisable, Weighted average remaining contractual term			1 year 2 months 12 days
Exercise Price Range Three [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share)			$ 19.71
Outstanding Shares Option			1,715
Outstanding shares option, Weighted average remaining contractual term			1 year 4 months 24 days
Exercisable Share options			1,501
Exercisable, Weighted average remaining contractual term			1 year 4 months 24 days
Exercise Price Range Four [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share)			$ 3.27
Outstanding Shares Option			925,000
Outstanding shares option, Weighted average remaining contractual term			4 years 8 months 12 days
Exercisable Share options
Exercise Price Range Five [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share)			$ 2.1
Outstanding Shares Option			1,025,000
Outstanding shares option, Weighted average remaining contractual term			4 years 10 months 24 days
Exercisable Share options
Exercise Price Range Six [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share)			$ 1.98
Outstanding Shares Option			575,000
Outstanding shares option, Weighted average remaining contractual term			5 years
Exercisable Share options